Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Dec. 18, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2013